Assets Held for Sale Assets Held For Sale $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Assets Held for Sale [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 0	$ 44,340
Kamsarmax
Assets Held for Sale [Line Items]
Vessels sold	2
Proceeds from Sale of Property, Plant, and Equipment	$ 22,500